Derivative instruments and hedging activities - Schedule of derivatives designated as hedging instruments and hedged items (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	¥ 4	¥ 1	¥ 2	¥ 0
Hedged Items [Member] | Long-term borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	4	1	2	0
Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	(4)	(1)	(2)	0
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on fair value hedges recognized	¥ (4)	¥ (1)	¥ (2)	¥ 0